Class P Shares [Member] Expense Example - Class P Shares [Member] - Goldman Sachs Managed Futures Strategy Fund - Class P	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	$ 1,678